Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018 [1]
Trade and other receivables [abstract]
Trade receivables - gold sales and copper concentrate	$ 23.6	$ 15.3
Trade receivables - other	18.1	16.5
Oil derivatives contracts (2018: Gold, copper and oil)	1.1	8.3
Receivables due from the sale of Tarkwa mining fleet	26.5	26.5
Deposits	0.1	0.2
Payroll receivables	2.4	2.9
Prepayments	42.5	43.3
Value added tax and import duties	16.0	18.1
Diesel rebate	0.9	1.1
Other	5.9	6.4
Total trade and other receivables	$ 137.1	$ 138.6

[1]	Refer note 42.